COMMITMENTS AND CONTINGENCIES (Details)					1 Months Ended			12 Months Ended
	Jan. 16, 2024 USD ($)	Sep. 14, 2023 USD ($)	Sep. 06, 2023 USD ($)	Sep. 30, 2022 USD ($)	Oct. 31, 2023 USD ($) miner	Sep. 30, 2023 USD ($) miner	Apr. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) miner	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 02, 2023 USD ($)
Loss Contingencies [Line Items]
Gain (loss) on settlement of reorganization items								$ 20,525,000	$ 0
Loss contingency accrual								0	0
Loss on legal settlement								0	$ 0	$ 2,636,000
Antminer S21 Model
Loss Contingencies [Line Items]
Number of miners acquired | miner					12,900
Expected consideration to be transferred					$ 50,400,000
Payments to acquire assets as a deposit								$ 2,400,000
S19 XP Miners
Loss Contingencies [Line Items]
Number of miners acquired | miner						28,400		22,700
Expected consideration to be transferred						$ 77,100,000
Payments to acquire assets as a deposit								$ 4,100,000
Celsius Mining LLC
Loss Contingencies [Line Items]
Purchase and sale agreement, purchase price to be received		$ 14,000,000
Purchase and sale agreement, cash payment from counterparty											$ 14,000,000
Debtor reorganization items, settlements with creditors		$ 14,000,000
Gain (loss) on settlement of reorganization items								(2,200,000)
Sphere 3D Corp. and Gryphon Settlement
Loss Contingencies [Line Items]
Gain (loss) on settlement of reorganization items								$ 23,300,000
Sphere 3D Corp. and Gryphon Settlement | Subsequent Event
Loss Contingencies [Line Items]
Debtor reorganization items, settlements with creditors	$ 10,000,000
Demand Letter By Harlin Dean,Employment Claim. Complaint Filed
Loss Contingencies [Line Items]
Loss contingency, damages sought value				$ 9,800,000
Proof of Claim Filed By Harlin Dean
Loss Contingencies [Line Items]
Loss contingency, damages sought value				$ 8,000,000
Proof of Claim Filed By GEM Contract Breach
Loss Contingencies [Line Items]
Loss contingency, damages sought value			$ 4,100,000
Damages sought, rejection damage			$ 8,000,000
Proof of Claim Filed By Sphere 3D
Loss Contingencies [Line Items]
Loss contingency, damages sought value							$ 39,500,000